Pension plans (Details) (USD $) In Millions	9 Months Ended		9 Months Ended	3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Vale Canada Limited Defined Benefit Plan	Sep. 30, 2011 Overfunded pension plans	Jun. 30, 2011 Overfunded pension plans	Sep. 30, 2010 Overfunded pension plans	Sep. 30, 2011 Overfunded pension plans	Sep. 30, 2010 Overfunded pension plans	Sep. 30, 2011 Underfunded pension plans	Jun. 30, 2011 Underfunded pension plans	Sep. 30, 2010 Underfunded pension plans	Sep. 30, 2011 Underfunded pension plans	Sep. 30, 2010 Underfunded pension plans	Sep. 30, 2011 Underfunded other benefits	Jun. 30, 2011 Underfunded other benefits	Sep. 30, 2010 Underfunded other benefits	Sep. 30, 2011 Underfunded other benefits	Sep. 30, 2010 Underfunded other benefits
Pension costs
Expected employer contributions		$ 310
Contributions made by the employer	254
Special contributions made by the employer			342
Pension costs
Service cost - benefits earned during the period						1		1	18	19	19	57	51	8	8	8	24	20
Interest cost on projected benefit obligation				98	103	104	299	244	107	106	92	317	270	26	26	26	77	74
Expected return on assets				(164)	(175)	(159)	(505)	(392)	(99)	(99)	(83)	(291)	(245)
Amortizations and (gain) / loss									6	6	1	21	1	(5)	(4)		(11)
Net deferral						(1)		(1)			12		12		(3)	(9)	(3)	(9)
Net periodic pension cost (credit)				$ (66)	$ (72)	$ (55)	$ (206)	$ (148)	$ 32	$ 32	$ 41	$ 104	$ 89	$ 29	$ 27	$ 25	$ 87	$ 85